Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2018
Distribution Date:	2/15/2018

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 Year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$24,919,416,600

OSFI Covered Bond Limit			$37,068,847,904

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency and for AUD, BTS Institutional Services Australia Limited

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2018
Distribution Date:	2/15/2018

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	A1	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa2	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa3(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/A1	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB (low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) / BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default
Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2018
Distribution Date:	2/15/2018

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$24,919,416,600

A = Lesser of (i) LTV Adjusted Loan Balance and			35,982,954,869		A (i)	39,111,907,466
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	35,982,954,869
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	92.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			391,136,379
Total: A + B + C + D + E - F			35,591,818,490

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			108.7%

Valuation Calculation (1)

Trading Value of Covered Bond(4)			25,187,278,992

A = lesser of (i) Present Value of outstanding loan balance of			38,826,904,019		A (i)	38,826,904,019
Performing Eligible Loans(5) and (ii) 80% of Market Value of					A (ii)	72,804,368,103
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			38,826,904,019

Intercompany Loan Balance

Guarantee Loan			27,091,575,148
Demand Loan			12,758,931,752
Total			39,850,506,900

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
January 31, 2018	N/A		N/A

Portfolio Flow of Funds

	31-Jan-18		28-Dec-17
Cash Inflows
Principal Receipts	396,634,260.85		428,922,189.11
Sale of Loans	98,675,855.99		332,239,429.48
Revenue Receipts	77,895,224.07		67,684,015.78
Swap Receipts	-		-
Intercompany Loan Receipts	9,236,640,593.78		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(67,144,977.45)	(7)	(64,820,772.45)	(8)
Purchase of Loans	(9,263,927,604.66)		(34,980,906.09)
Intercompany Loan Repayment	(468,023,105.96)	(7)	(726,180,712.50)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(468.17)		(20.42)
Net Inflows/(Outflows)	10,749,778.45		2,863,222.91

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.0871%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2017 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on February 20th, 2018.

(8) This amount was paid out on January 17th, 2018.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2018
Distribution Date:	2/15/2018

Portfolio Summary Statistics

Previous Month Ending Balance	$30,249,549,161
Current Month Ending Balance(1)	$39,085,397,997
Number of Mortgage Loans in Pool	183,975
Average Loan Size	$212,450
Number of Primary Borrowers	159,557
Number of Properties	166,171

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	51.64%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	66.30%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	75.17%
Weighted Average Seasoning of Loans in the Portfolio	20.12	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.76%
Weighted Average Original Term of Loans in the Portfolio	54.16	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	34.04	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	37.67	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	183,840	99.93%	39,050,802,367	99.91%
30 to 59 Days Past Due	117	0.06%	30,183,857	0.08%
60 to 89 Days Past Due	17	0.01%	4,307,943	0.01%
90 to 119 Days Past Due	1	0.00%	103,830	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	183,975	100.00%	39,085,397,997	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	20,877	11.35%	4,989,247,901	12.76%
British Columbia	24,719	13.44%	7,039,554,604	18.01%
Manitoba	3,432	1.87%	501,273,069	1.28%
New Brunswick	4,511	2.45%	478,408,077	1.22%
Newfoundland	4,704	2.56%	700,389,702	1.79%
Northwest Territories	56	0.03%	11,888,074	0.03%
Nova Scotia	6,792	3.69%	905,652,692	2.32%
Nunavut	-	0.00%	-	0.00%
Ontario	92,760	50.42%	20,165,253,790	51.59%
Prince Edward Island	916	0.50%	103,272,272	0.26%
Quebec	19,579	10.64%	3,098,346,674	7.93%
Saskatchewan	5,312	2.89%	1,028,782,239	2.63%
Yukon	317	0.17%	63,328,903	0.16%
Total	183,975	100.00%	39,085,397,997	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (7)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,604	0.87%	299,188,338	0.77%
599 or less	1,380	0.75%	275,197,685	0.70%
600 - 650	3,181	1.73%	689,050,672	1.76%
651 - 700	11,288	6.14%	2,517,744,105	6.44%
701 - 750	23,147	12.58%	5,184,252,325	13.26%
751 - 800	34,191	18.58%	7,761,775,428	19.86%
801 and Above	109,184	59.35%	22,358,189,444	57.20%
Total	183,975	100.00%	39,085,397,997	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2018
Distribution Date:	2/15/2018

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	142,828	77.63%	28,690,174,521	73.40%
Variable	41,147	22.37%	10,395,223,476	26.60%
Total	183,975	100.00%	39,085,397,997	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	146,040	79.38%	28,774,747,552	73.62%
Non-STEP	37,935	20.62%	10,310,650,445	26.38%
Total	183,975	100.00%	39,085,397,997	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	14,364	7.81%	3,301,330,509	8.45%
Owner Occupied	169,611	92.19%	35,784,067,487	91.55%
Total	183,975	100.00%	39,085,397,997	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	42,652	23.18%	9,870,674,445	25.25%
2.5000 - 2.9999	102,824	55.89%	20,500,151,994	52.45%
3.0000 - 3.4999	35,013	19.03%	8,118,864,521	20.77%
3.5000 - 3.9999	2,611	1.42%	463,164,463	1.19%
4.0000 - 4.4999	500	0.27%	82,686,173	0.21%
4.5000 - 4.9999	199	0.11%	26,929,900	0.07%
5.0000 - 5.4999	114	0.06%	10,969,168	0.03%
5.5000 and Above	62	0.03%	11,957,332	0.03%
Total	183,975	100.00%	39,085,397,997	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	19,817	10.77%	1,630,865,093	4.17%
20.01-25.00	8,395	4.56%	1,189,014,094	3.04%
25.01-30.00	9,581	5.21%	1,624,822,277	4.16%
30.01-35.00	11,129	6.05%	2,205,684,338	5.64%
35.01-40.00	13,201	7.18%	2,833,998,249	7.25%
40.01-45.00	14,756	8.02%	3,341,225,581	8.55%
45.01-50.00	16,666	9.06%	3,878,324,879	9.92%
50.01-55.00	18,722	10.18%	4,493,918,361	11.50%
55.01-60.00	19,115	10.39%	4,712,430,145	12.06%
60.01-65.00	15,728	8.55%	4,004,222,702	10.24%
65.01-70.00	14,263	7.75%	3,568,383,126	9.13%
70.01-75.00	12,149	6.60%	3,037,005,911	7.77%
75.01-80.00	8,678	4.72%	2,153,638,133	5.51%
80.01-90.00	1,642	0.89%	391,387,444	1.00%
90.01-100.00	104	0.06%	16,364,201	0.04%
Over 100.00	29	0.02%	4,113,464	0.01%
Total	183,975	100.00%	39,085,397,997	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2018
Distribution Date:	2/15/2018

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	22,637	12.30%	4,127,812,846	10.56%
12.00 - 23.99	28,470	15.47%	4,973,151,306	12.72%
24.00 - 35.99	47,156	25.63%	9,575,474,344	24.50%
36.00 - 41.99	24,395	13.26%	5,546,095,692	14.19%
42.00 - 47.99	38,685	21.03%	9,797,346,606	25.07%
48.00 - 53.99	12,863	6.99%	2,888,569,127	7.39%
54.00 - 59.99	8,233	4.48%	1,863,826,427	4.77%
60.00 - 65.99	1,173	0.64%	242,973,740	0.62%
66.00 - 71.99	181	0.10%	34,878,235	0.09%
72.00 and Above	182	0.10%	35,269,672	0.09%
Total	183,975	100.00%	39,085,397,997	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	48,761	26.50%	2,938,971,972	7.52%
100,000 - 149,999	29,976	16.29%	3,750,200,108	9.59%
150,000 - 199,999	27,864	15.15%	4,861,045,284	12.44%
200,000 - 249,999	22,082	12.00%	4,955,220,663	12.68%
250,000 - 299,999	16,872	9.17%	4,619,175,084	11.82%
300,000 - 349,999	11,162	6.07%	3,612,230,977	9.24%
350,000 - 399,999	7,648	4.16%	2,857,831,000	7.31%
400,000 - 449,999	4,918	2.67%	2,083,231,105	5.33%
450,000 - 499,999	3,716	2.02%	1,761,181,908	4.51%
500,000 - 549,999	2,515	1.37%	1,317,880,897	3.37%
550,000 - 599,999	2,084	1.13%	1,195,059,297	3.06%
600,000 - 649,999	1,430	0.78%	892,186,319	2.28%
650,000 - 699,999	1,046	0.57%	704,508,031	1.80%
700,000 - 749,999	817	0.44%	592,019,065	1.51%
750,000 - 799,999	600	0.33%	463,829,926	1.19%
800,000 - 849,999	515	0.28%	424,508,604	1.09%
850,000 - 899,999	456	0.25%	398,162,026	1.02%
900,000 - 949,999	381	0.21%	352,340,665	0.90%
950,000 - 999,999	258	0.14%	250,760,714	0.64%
1,000,000 or Greater	874	0.48%	1,055,054,350	2.70%
Total	183,975	100.00%	39,085,397,997	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	30,092	16.36%	5,941,770,529	15.20%
Single Family	146,194	79.46%	31,324,558,029	80.14%
Multi Family	6,870	3.73%	1,650,024,998	4.22%
Other	819	0.45%	169,044,442	0.43%
Total	183,975	100.00%	39,085,397,997	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2018
Distribution Date:	2/15/2018

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	85,288,873	57,512,306	83,186,466	100,809,200	120,580,134	150,341,054	213,038,764	263,583,723	396,662,134	516,649,443	612,525,119	1,084,505,412	1,063,711,560	238,873,102	1,980,613	-	4,989,247,901	12.76%
Alberta	Current and Less Than 30 Days Past Due	85,288,873	57,512,306	83,186,466	100,642,421	120,292,151	150,341,054	213,038,764	263,583,723	396,006,866	514,665,177	611,142,991	1,083,526,865	1,062,121,272	238,733,746	1,980,613	-	4,982,063,287	99.86%
Alberta	30 to 59 Days Past Due	-	-	-	166,778	287,983	-	-	-	655,268	1,390,400	758,783	978,547	1,331,232	139,356	-	-	5,708,347	0.11%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	593,865	623,346	-	259,056	-	-	-	1,476,267	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	436,067,735	291,675,984	410,116,611	553,335,896	706,687,338	795,560,841	893,879,164	770,254,884	682,154,553	617,644,846	505,983,350	247,439,763	122,186,930	5,471,908	358,753	736,049	7,039,554,604	18.01%
	Current and Less Than 30 Days Past Due	435,845,189	291,230,284	409,322,825	553,191,872	706,198,070	794,558,085	891,852,638	769,760,292	682,154,553	617,644,846	505,983,350	247,439,763	122,186,930	5,471,908	358,753	736,049	7,033,935,406	99.92%
British Columbia	30 to 59 Days Past Due	222,546	445,700	793,786	-	489,268	1,002,755	1,827,396	494,592	-	-	-	-	-	-	-	-	5,276,043	0.07%
British Columbia	60 to 89 Days Past Due	-	-	-	144,025	-	-	199,130	-	-	-	-	-	-	-	-	-	343,154	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,480,827	8,206,378	9,938,344	13,326,191	18,693,272	23,479,136	32,954,950	40,627,233	50,983,850	67,422,449	86,331,591	103,943,550	35,771,157	493,326	336,255	284,562	501,273,069	1.28%
Manitoba	Current and Less Than 30 Days Past Due	8,480,827	8,206,378	9,938,344	13,326,191	18,659,143	23,479,136	32,954,950	40,488,361	50,983,850	67,422,449	86,331,591	103,943,550	35,771,157	493,326	336,255	284,562	501,100,067	99.97%
Manitoba	30 to 59 Days Past Due	-	-	-	-	34,129	-	-	138,872	-	-	-	-	-	-	-	-	173,001	0.03%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,040,917	10,221,543	10,310,424	14,094,629	24,347,926	34,587,480	56,733,462	85,535,332	96,230,765	63,245,124	55,211,674	10,648,861	6,199,941	-	-	-	478,408,077	1.22%
New Brunswick	Current and Less Than 30 Days Past Due	11,040,917	10,221,543	10,310,424	14,094,629	24,269,494	34,587,480	56,480,609	85,321,775	96,171,631	63,245,124	55,211,674	10,648,861	6,199,941	-	-	-	477,804,102	99.87%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	78,432	-	252,853	-	59,134	-	-	-	-	-	-	-	390,419	0.08%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	213,557	-	-	-	-	-	-	-	-	213,557	0.04%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	12,150,946	9,502,328	14,269,382	19,103,528	32,766,178	47,631,643	77,367,389	116,292,647	151,291,184	81,955,902	87,650,970	25,862,974	23,441,950	1,102,680	-	-	700,389,702	1.79%
Newfoundland	Current and Less Than 30 Days Past Due	12,150,946	9,502,328	14,269,382	19,103,528	32,766,178	47,631,643	76,570,648	116,292,647	151,171,944	81,843,139	87,650,970	25,862,974	23,441,950	1,102,680	-	-	699,360,957	99.85%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	510,586	-	119,240	112,763	-	-	-	-	-	-	742,589	0.11%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	286,156	-	-	-	-	-	-	-	-	-	286,156	0.04%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	492,568	226,521	287,789	219,847	-	1,441,749	1,235,796	3,083,462	1,409,580	1,868,720	882,251	-	739,792	-	-	-	11,888,074	0.03%
North West Territories	Current and Less Than 30 Days Past Due	492,568	226,521	287,789	219,847	-	1,441,749	1,235,796	3,083,462	1,409,580	1,868,720	882,251	-	739,792	-	-	-	11,888,074	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	22,547,511	17,722,676	21,826,438	28,325,544	41,954,710	56,530,530	90,591,952	140,850,150	186,439,049	109,327,218	129,340,388	37,220,087	22,130,605	687,921	157,913	-	905,652,692	2.32%
Nova Scotia	Current and Less Than 30 Days Past Due	22,547,511	17,722,676	21,826,438	28,325,544	41,954,710	56,413,053	90,321,312	140,575,259	186,439,049	109,327,218	128,975,391	37,220,087	22,130,605	687,921	157,913	-	904,624,687	99.89%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	117,477	270,640	274,891	-	-	364,996	-	-	-	-	-	1,028,005	0.11%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	963,194,001	726,692,819	982,395,172	1,360,313,141	1,716,515,635	2,028,343,937	2,208,400,384	2,653,135,187	2,592,208,490	2,027,089,944	1,495,608,818	800,798,076	465,358,349	131,932,085	11,014,227	2,253,523	20,165,253,790	51.59%
Ontario	Current and Less Than 30 Days Past Due	962,751,050	726,265,265	981,482,764	1,359,424,923	1,713,385,598	2,025,932,430	2,207,472,756	2,650,736,961	2,590,674,642	2,026,339,272	1,495,052,859	800,798,076	465,358,349	131,932,085	11,014,227	2,253,523	20,150,874,779	99.93%
Ontario	30 to 59 Days Past Due	442,951	427,554	912,409	888,219	3,130,037	2,411,507	927,628	1,878,090	1,136,841	410,809	555,959	-	-	-	-	-	13,122,004	0.07%
Ontario	60 to 89 Days Past Due	-	-	-	-	-	-	-	520,137	397,008	339,862	-	-	-	-	-	-	1,257,007	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,045,257	2,114,105	2,514,702	3,151,167	3,756,383	7,871,308	11,043,893	22,301,627	20,836,326	9,699,900	12,039,245	3,104,374	1,793,983	-	-	-	103,272,272	0.26%
Prince Edward Island	Current and Less Than 30 Days Past Due	3,045,257	2,114,105	2,514,702	3,151,167	3,756,383	7,821,229	11,043,893	22,301,627	20,836,326	9,699,900	12,039,245	3,104,374	1,793,983	-	-	-	103,222,193	99.95%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	50,079	-	-	-	-	-	-	-	-	-	-	50,079	0.05%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	66,922,640	46,334,362	66,399,461	80,910,954	120,385,083	127,017,749	174,163,901	233,214,704	284,499,881	351,217,542	438,931,456	695,836,319	396,547,452	12,609,397	2,516,440	839,331	3,098,346,674	7.93%
Quebec	Current and Less Than 30 Days Past Due	66,922,640	46,334,362	66,399,461	80,910,954	120,385,083	127,017,749	174,016,854	233,164,986	284,025,267	351,017,161	438,483,119	694,881,985	396,217,491	12,609,397	2,516,440	839,331	3,095,742,281	99.92%
Quebec	30 to 59 Days Past Due	-	-	-	-	-	-	147,047	49,718	370,784	200,381	209,503	954,334	329,961	-	-	-	2,261,729	0.07%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	238,834	-	-	-	-	-	238,834	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	103,830	-	-	-	-	-	-	-	103,830	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	18,877,869	17,157,634	21,870,118	29,224,785	44,810,187	60,874,196	113,031,214	153,728,886	242,462,344	151,882,669	135,272,816	25,251,894	14,120,605	217,023	-	-	1,028,782,239	2.63%
Saskatchewan	Current and Less Than 30 Days Past Due	18,877,869	17,157,634	21,870,118	29,224,785	44,718,682	60,484,475	113,031,214	153,316,989	242,134,815	151,269,839	135,181,687	25,251,894	14,120,605	217,023	-	-	1,026,857,630	99.81%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	91,505	59,042	-	411,897	327,529	500,618	91,129	-	-	-	-	-	1,481,719	0.14%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	330,678	-	-	-	112,212	-	-	-	-	-	-	442,890	0.04%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,755,950	1,647,438	1,707,371	2,869,456	3,501,403	7,545,957	5,884,010	11,310,527	7,251,988	6,218,946	8,605,448	2,394,600	1,635,809	-	-	-	63,328,903	0.16%
Yukon	Current and Less Than 30 Days Past Due	2,755,950	1,647,438	1,707,371	2,869,456	3,501,403	7,545,957	5,884,010	11,310,527	7,251,988	6,218,946	8,605,448	2,394,600	1,635,809	-	-	-	63,328,903	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,630,865,093	1,189,014,094	1,624,822,277	2,205,684,338	2,833,998,249	3,341,225,581	3,878,324,879	4,493,918,361	4,712,430,145	4,004,222,702	3,568,383,126	3,037,005,911	2,153,638,133	391,387,444	16,364,201	4,113,464	39,085,397,997	100.00%
	Current and Less Than 30 Days Past Due	1,630,199,596	1,188,140,840	1,623,116,082	2,204,485,317	2,829,886,896	3,337,254,041	3,873,903,442	4,489,936,609	4,709,260,512	4,000,561,791	3,565,540,576	3,035,073,030	2,151,717,883	391,248,088	16,364,201	4,113,464	39,050,802,367	99.91%
	30 to 59 Days Past Due	665,497	873,254	1,706,195	1,054,997	4,111,353	3,590,782	3,936,151	3,248,059	2,668,796	2,614,972	1,980,370	1,932,882	1,661,194	139,356	-	-	30,183,857	0.08%
	60 to 89 Days Past Due	-	-	-	144,025	-	380,757	485,285	733,693	397,008	1,045,939	862,180	-	259,056	-	-	-	4,307,943	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	103,830	-	-	-	-	-	-	-	103,830	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2018
Distribution Date:	2/15/2018

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	21,164,502	18,383,709	24,828,531	28,833,226	34,516,159	32,893,970	36,514,175	25,530,029	19,077,251	19,072,734	16,032,958	13,969,963	7,357,149	1,013,984	-	-	299,188,338	0.77%
<=599	5,284,030	2,911,004	6,932,364	17,325,895	25,773,379	34,560,656	39,561,242	35,656,256	24,891,734	26,522,479	27,527,196	17,738,238	9,846,867	666,348	-	-	275,197,685	0.70%
600-650	10,506,512	10,649,416	16,682,567	28,482,644	49,960,216	65,596,452	74,321,474	86,953,633	87,704,321	80,822,133	71,504,712	54,009,447	44,801,446	6,350,493	705,207	-	689,050,672	1.76%
651-700	45,224,099	36,317,386	58,258,475	103,219,666	156,744,983	206,325,402	232,368,231	294,325,379	339,962,013	302,053,905	294,697,257	245,538,840	170,130,618	30,511,258	2,012,565	54,029	2,517,744,105	6.44%
701-750	121,762,538	101,382,939	153,574,102	232,411,402	308,371,955	378,521,483	490,304,130	619,845,999	698,643,914	609,998,058	563,514,525	477,379,305	374,084,459	52,173,004	2,284,511	-	5,184,252,325	13.26%
751-800	211,492,358	175,252,145	251,607,937	367,907,660	495,322,264	628,505,583	791,925,217	953,323,977	1,000,055,372	854,057,475	798,565,328	671,919,040	470,541,728	86,258,699	3,959,050	1,081,595	7,761,775,428	19.86%
>800	1,215,431,054	844,117,495	1,112,938,302	1,427,503,846	1,763,309,294	1,994,822,035	2,213,330,409	2,478,283,088	2,542,095,541	2,111,695,919	1,796,541,150	1,556,451,078	1,076,875,867	214,413,657	7,402,867	2,977,840	22,358,189,444	57.20%
Total	1,630,865,093	1,189,014,094	1,624,822,277	2,205,684,338	2,833,998,249	3,341,225,581	3,878,324,879	4,493,918,361	4,712,430,145	4,004,222,702	3,568,383,126	3,037,005,911	2,153,638,133	391,387,444	16,364,201	4,113,464	39,085,397,997	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.